Equity Instruments (Details Textual) - USD ($)	1 Months Ended								6 Months Ended		12 Months Ended
	Aug. 31, 2017	Mar. 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Jul. 31, 2016	May 31, 2016	Aug. 31, 2015	Jul. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Feb. 29, 2016	Jun. 30, 2015
Equity Instruments (Textual)
Weighted average remaining years to vest (in years)									1 year 4 months 13 days		1 year 9 months 22 days
Warrants to purchase of common stock	6,314,671		149,552
Warrants exercise price	$ 3.60										$ 15.20
Warrants exercise price term	5 years
Common stock option repricing program, description					Board of Directors approved a common stock option repricing program whereby previously granted and unexercised options held by our then current employees, consultants and directors with exercise prices above $120.00 per share were repriced on a one-for-one basis to $64.60 per share.
Stock-based compensation expense					$ 318,000						$ 34,000
Aggregate principal amount							$ 5,200,000	$ 5,200,000
Placement agent proceeds							8.00%	8.00%			8.00%
Placement agents warrants term, description											The placement agents warrants have a term of five years from the date of issuance of the related notes in July and August 2015, an exercise price equal to 100% of the price per share at which equity securities were sold in our next equity financing, and provide for cashless exercise.
Warrants to placement agents aggregate shares												1,115
Exercise price per share												$ 156.00
Warrants issued to placement agents for convertible promissory notes												1,129
Warrants issued to placement agents for the registered offering											20,077	5,474
Weighted average exercise price												$ 96.00
Warrants issued to placement agents for the registered offering price per share											$ 15.00	$ 120.00
Warrants issued on convertible note												15,279
Warrants issued to investors in connection with the registered offering											301,014	86,667
Warrants issued to investors in connection with the registered offering price per share											$ 37.20	$ 120.00
Over-allotment option for the warrants			$ 15.00
Modification expense											$ 1,507
Proceeds from issuance of warrants										$ 2,852	$ 2,852
Aggregate warrants to purchase			25,541
Fair value of placement agent warrants			$ 23,000
Common stock reserved for issuance											175,522
Selling, General and Administrative Expenses [Member]
Equity Instruments (Textual)
Modification expense		$ 1,500
Non-cash expense											$ 596,000
Convertible Promissory Notes May 2016 [Member]
Equity Instruments (Textual)
Exercise price per share						$ 120.00
Fair value of warrants						$ 480,000
Warrants issued on convertible note						15,279
Placement Agent warrants [Member]
Equity Instruments (Textual)
Warrants to placement agents aggregate shares						1,115
Exercise price per share						$ 156.00
Warrants issued to placement agents for convertible promissory notes						1,129
Fair value of warrants			$ 63,000			$ 50,000							$ 87,000
Warrants issued to placement agents for the registered offering						5,474						5,474
Weighted average exercise price						$ 96.00
Warrants issued to placement agents for the registered offering price per share						$ 120.00
Aggregate to purchase				20,077							4,402
Over allotment warrants exercise price				$ 37.20							$ 80.00
Placement Agent warrants [Member] | Over Allotment Warrants [Member]
Equity Instruments (Textual)
Aggregate to purchase				301,014
Over allotment warrants exercise price				$ 37.20
Investors Warrants [Member]
Equity Instruments (Textual)
Warrants issued to investors in connection with the registered offering						86,667
Warrants issued to investors in connection with the registered offering price per share						$ 120.00
Bankers Warrants [Member]
Equity Instruments (Textual)
Warrants to purchase of common stock												429
Over-allotment option for the warrants			$ 15.00
Bankers Warrants [Member] | Maximum [Member]
Equity Instruments (Textual)
Over-allotment option for the warrants		$ 156.00
Bankers Warrants [Member] | Minimum [Member]
Equity Instruments (Textual)
Over-allotment option for the warrants		$ 15.00
May 2016 [Member]
Equity Instruments (Textual)
Warrants to purchase of common stock			86,667
Over-allotment option for the warrants			$ 120.00
October 2016 [Member]
Equity Instruments (Textual)
Over-allotment option for the warrants			$ 37.20
Aggregate to purchase			301,014
Warrants [Member]
Equity Instruments (Textual)
Placement agents warrants term, description			The Company also reduced the exercise prices of an aggregate of 25,541 warrants to purchase shares of common stock, which were originally issued as underwriters' compensation in the May 2016 and October 2016 financings, from $120.00 per share and $37.20 per share, respectively, to $15.00 per share.
Over-allotment option for the warrants				$ 37.20		$ 120.00
Proceeds from issuance of warrants				$ 7,300,000
Incremental fair value			$ 178,000
Employee Stock Option [Member]
Equity Instruments (Textual)
Grant purchase		36,864			15,803
Price per share		$ 16.40
Employee Stock Option [Member] | Maximum [Member]
Equity Instruments (Textual)
Price per share		1,111.20			$ 362.40
Employee Stock Option [Member] | Minimum [Member]
Equity Instruments (Textual)
Price per share		$ 64.60			$ 134.40
2015 Stock Option and Incentive Plan [Member]
Equity Instruments (Textual)
Aggregate shares of common stock											100,000			3,000,000
Unrecognized expense share-based compensation expense									$ 390,000
Grant purchase									2,271,205
Common stock reserved for issuance														100,000